LOAN PAYABLE	3 Months Ended
Jan. 31, 2014
Receivables [Abstract]
LOAN PAYABLE

The Company from time to time has borrowed funds from or has received services from a financial corporation for operating purposes. As of January 31, 2014 the Company owed the financial corporation $49,600. These amounts bear no interest, are not collateralized, and are due on demand.